Property, Plant and Equipment - Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Finance lease right of use asset	$ 9,200	$ 9,200	$ 9,200
Finance lease obligation	7,900	7,900
Depreciation	44,637	33,703	$ 26,293
Interest Capitalized	1,300	900
Assets Under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Accumulated amortization under capital leases	4,000	3,700
Assets under Build to Suit lease [Member]
Property, Plant and Equipment [Line Items]
Accumulated amortization leased assets	$ 500	$ 300